Assets pledged, collateral received and assets transferred - Transferred financial assets not qualifying for full derecognition and associated financial liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Repurchase agreements
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount of transferred assets	$ 45,831	$ 62,216
Carrying amount of associated liabilities	45,671	60,361
Fair value of transferred assets
Fair value of associated liabilities
Net position
Securities lending agreements
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount of transferred assets	35,122	32,486
Carrying amount of associated liabilities	3,225	2,426
Fair value of transferred assets
Fair value of associated liabilities
Net position
Other sales (recourse to transferred assets only)
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount of transferred assets	2,971	2,647
Carrying amount of associated liabilities	2,885	2,647
Fair value of transferred assets	2,974	2,625
Fair value of associated liabilities	2,897	2,630
Net position	$ 77	$ (5)